Variable Interest Entity (VIE) (Summary of Bareboat Charter Rates per Day) (Details) (West Linus, USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
West Linus
Sale Leaseback Transaction [Line Items]
Base LIBOR interest rate	1.00%
From delivery date until commencement date	$ 85
2014	222
2015	222
2016	222
2017	$ 222